Unrealized Losses on Available-For-Sale Securities and Related Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	$ 244,275	$ 250,821
Unrealized losses, 12 months or less	2,163	7,086
Fair value, greater than 12 months	98,282	8,875
Unrealized losses, greater than 12 months	3,419	501
Fair value, total	342,557	259,696
Unrealized losses, total	5,582	7,587
U.S. government
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	34,218	11,713
Unrealized losses, 12 months or less	400	103
Fair value, greater than 12 months	1,986
Unrealized losses, greater than 12 months	50
Fair value, total	36,204	11,713
Unrealized losses, total	450	103
States and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less		4,286
Unrealized losses, 12 months or less		187
Fair value, total		4,286
Unrealized losses, total		187
Corporate Securities
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	116,272	132,387
Unrealized losses, 12 months or less	1,035	3,313
Fair value, greater than 12 months	41,688	7,253
Unrealized losses, greater than 12 months	1,223	426
Fair value, total	157,960	139,640
Unrealized losses, total	2,258	3,739
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	90,852	102,435
Unrealized losses, 12 months or less	677	3,483
Fair value, greater than 12 months	54,608	1,622
Unrealized losses, greater than 12 months	2,146	75
Fair value, total	145,460	104,057
Unrealized losses, total	2,823	$ 3,558
Foreign Government
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	2,933
Unrealized losses, 12 months or less	51
Fair value, total	2,933
Unrealized losses, total	$ 51